Options (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Number and Weighted Average Exercise Prices of Share Options

	Ave. exercise price per option	Number of options and performance rights
As at 1 July	$0.017	55,102,778
Granted to KentGrove Capital	$0.015	12,500,000
Granted to employees during the year	$0.010	16,000,000
Lapsed during the year	$0.020	(19,236,111)
Forfeited during the year	$0.001	(6,000,000)
Lapse of unlisted options attached to convertible notes	$0.015	(20,366,667)
As at 30 June	$0.015	38,000,000

Schedule of Fair Value of Each Option Granted by an External Valuer

The following are the valuation details towards the options issued to underwriters for the capital raise in October 2019.

2019
Grant Date	30 Oct 2019
Options issued	250,000,000
Dividend yield	-
Historic volatility and expected volatility	136%
Option exercise price	$0.008
Fair value of options at grant date	$0.003
Weighted average exercise price	$0.008
Risk-free interest rate	0.78%
Expected life of an option	3 years
Model used	Black-Scholes

2019
Grant Date	20 Dec 2019
Options issued	250,000,000
Dividend yield	-
Historic volatility and expected volatility	136%
Option exercise price	$0.008
Fair value of options at grant date	$0.004
Weighted average exercise price	$0.008
Risk-free interest rate	0.85%
Expected life of an option	3 years
Model used	Black-Scholes

Summary of Options Over Ordinary Shares Outstanding

As at June 30, 2019, the following options over Ordinary Shares in the Company were outstanding.

	2019	Weighted ave. exercise price	2018	Weighted ave. exercise price
Unlisted employee options (refer below)	25,500,000	$0.015	34,736,111	$0.017
Unlisted options attached to convertible notes	—	—	20,366,667	$0.015
Unlisted options granted to KentGrove Capital	12,500,000	$0.015	—	—
	38,000,000	$0.015	55,102,778	$0.016

Schedule of Number of Options Granted Under the Plans

The movements in the number of options granted under the Plans are as follows:

	2019	Weighted ave. exercise price	2018	Weighted ave. exercise price
Unlisted employee options
Balance at the beginning of the financial year	34,736,111	$0.017	54,736,111	$0.016
Add: options granted during the year	16,000,000	$0.010	—	—
Less: options lapsed during the year	(19,236,111)	$0.020	—	—
Less: options forfeited during the year	(6,000,000)	$0.010	(20,000,000)	$0.014
Balance at the end of the financial year	25,500,000	$0.015	34,736,111	$0.017

Schedule of Members of Options Outstanding by Asx Code

The options tabled below are not listed on ASX.

Option description	2019	Weighted ave. exercise price	2018	Weighted ave. exercise price
Unlisted employee options
Options to Kentgrove (expiring August 8, 2021)	12,500,000	$0.015	—	—
GTGAD (expiring September 14, 2020)	—	—	—	—
GTGAD (expiring November 24, 2020)	—	—	19,236,111	$0.020
GTGAD (expiring March 31, 2021)	5,000,000	$0.020	5,000,000	$0.020
GTGAD (expiring February 16, 2022)	5,500,000	$0.010	10,500,000	$0.010
ESOP options (expiring December 11, 2021)	15,000,000	$0.010	—	—
Balance at the end of financial year	38,000,000	$0.015	34,736,111	$0.017

Unlisted options attached to convertible notes
GTGAC (expiring December 2, 2018)	—	—	20,366,667	$0.015
Balance at the end of the financial year	38,000,000	$0.015	55,102,778	$0.016
Exercisable at the end of the financial year	38,000,000	$0.015	48,102,778	$0.017

Kentgrove Capital Pty Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Fair Value of Each Option Granted by an External Valuer

The options granted to Kentgrove Capital Pty Ltd were valued based on the following:

2019
Grant Date	08 Aug 2018
Options issued	12,500,000
Dividend yield	—
Historic volatility and expected volatility	80%
Option exercise price	$0.0153
Weighted average exercise price	$0.0153
Risk-free interest rate	2.02%
Expected life of an option	3 years
Model used	Black-Scholes
Fair value of options at grant date	$0.0040